CONVERTIBLE DEBT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Notes in Default
Convertible notes in default	$ 0	$ 1,930,000	$ 2,915,000
Auctus
Convertible notes in default	0	40,000	389,000
Auctus | Note 4
Convertible notes in default		0	0
Auctus | Note 1
Convertible notes in default		40,000	192,000
Auctus | Note 2
Convertible notes in default		0	91,000
Auctus | Note 3
Convertible notes in default		0	106,000
GPB
Convertible notes in default	0	1,709,000	2,177,000
GHS
Convertible notes in default	$ 0	181,000	349,000
GHS | Note 1
Convertible notes in default		0	149,000
GHS | Note 2
Convertible notes in default		64,000	83,000
GHS | Note 3
Convertible notes in default		14,000	14,000
GHS | Note 4
Convertible notes in default		$ 103,000	$ 103,000